Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 11,799,333	$ 17,182,360
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	39,784,720	25,382,742
Depreciation and amortization	3,651,447	3,461,538
Provision for deferred income taxes	256,206	262,195
Other	(339,217)	(306,016)
Decrease (increase) in miscellaneous other assets	761,489	2,314,108
Decrease in other liablities	(1,235,936)	(3,336,855)
Net Cash Provided by (Used in) Operating Activities	54,678,042	44,960,072
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(396,539,863)	(360,873,800)
Loan payments	310,621,362	281,512,528
Purchases of marketable debt securities	(3,265,479)	(27,308,528)
Redemptions of marketable debt securities	19,458,211	20,211,828
Fixed asset additions, net	(3,984,503)	(2,044,133)
Fixed asset net proceeds from sales	70,059	60,803
Net Cash Provided by (Used in) Investing Activities	(73,640,213)	(88,441,302)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	1,578,466	2,111,158
Advances on credit line	135,737,281	16,225,907
Payments on credit line	(98,717,281)	(8,025,907)
Commercial paper issued	58,717,169	48,174,635
Commercial paper redeemed	(38,374,429)	(34,270,493)
Subordinated debt securities issued	4,712,414	4,543,350
Subordinated debt securities redeemed	(6,507,872)	(6,581,094)
Dividends / Distributions	(2,696,082)	(2,796,641)
Net Cash Provided by (Used in) Financing Activities	54,449,666	19,380,915
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	35,487,495	(24,100,315)
CASH AND CASH EQUIVALENTS, beginning	14,025,868	35,243,781
CASH AND CASH EQUIVALENTS, ending	49,513,363	11,143,466
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for Interest	14,013,622	9,982,942
Income Taxes Paid	2,307,000	1,840,000
Non-cash Exchange of Investment Securities	$ 0	$ 341,692